RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these condensed consolidated financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Amounts owed to related parties	36,348	36,348

Mr. Huang Jia Dong, the Founder and Chairman of Hengda and the former Chief Executive Officer and one of the directors of the Company, and Mr. Wong Kung Tok, formerly one of the Company’s significant shareholders, provide working capital loans to the Company from time to time during the normal course of its business. These loans amounted to RMB 35,057,000 and RMB 35,057,000 as of June 30, 2021 and December 31, 2020, respectively. These loans are interest free, unsecured and repayable on demand. Mr. Huang and Mr. Wong are brothers-in-law.

As of June 30, 2021 and December 31, 2020, the Company had a loan of US$ 167,000 (equivalent to RMB 1,160,000) and US$ 167,000 (equivalent to RMB 1,160,000), respectively, payable to Sound Treasure Limited, an affiliate of Mr. Huang Jia Dong and a shareholder of the Company. This loan is interest free, unsecured and repayable on demand.

As of June 30, 2021, and December 31, 2020, the Company had a loan of US $20,000 (equivalent to RMB 131,000) and of US $20,000 (equivalent to RMB 131,000), respectively, payable to Mr. Alex Ng, who is the executive director of the Company. This loan is interest free, unsecured and repayable on demand.